Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt Disclosure
Convertible Senior Notes	$ 700,000	$ 700,000
Ocean Rig Senior Notes	500,000	0
Loan Facilities - Drybulk Segment	841,453	950,290
Loan Facilities - Tanker Segment	130,048	0
Loan Facilities - Drilling Segment	2,279,167	1,285,358
Less: Deferred financing costs	(192,183)	(215,956)
Less: Dryships participation in Ocean Rig Senior Notes	(18,000)
Add: Valuation of Dryships participation in Ocean Rigs Senior Notes	1,350
Total Debt	4,241,835	2,719,692
Less current portion	(429,149)	(731,232)
Long-term portion	$ 3,812,686	$ 1,988,460